Average Annual Total Returns			12 Months Ended	60 Months Ended	110 Months Ended	120 Months Ended
		Jan. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
MassMutual Global Floating Rate Fund - Class I
Prospectus [Line Items]
Average Annual Return, Percent			8.25%	5.15%		4.92%
MassMutual Global Floating Rate Fund - Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			5.95%	2.81%		2.64%
MassMutual Global Floating Rate Fund - Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			4.85%	2.90%		2.74%
MassMutual Global Floating Rate Fund - Class Y
Prospectus [Line Items]
Average Annual Return, Percent			8.35%	5.17%		4.91%
MassMutual Global Floating Rate Fund - Class A
Prospectus [Line Items]
Average Annual Return, Percent			4.83%	4.25%		4.32%
MassMutual Global Floating Rate Fund - Class C
Prospectus [Line Items]
Average Annual Return, Percent			6.27%	4.14%		3.88%
MassMutual Global Credit Income Opportunities Fund - Class I
Prospectus [Line Items]
Average Annual Return, Percent			8.81%	4.07%		4.80%
MassMutual Global Credit Income Opportunities Fund - Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			5.21%	1.17%		1.98%
MassMutual Global Credit Income Opportunities Fund - Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			5.14%	1.81%		2.39%
MassMutual Global Credit Income Opportunities Fund - Class Y
Prospectus [Line Items]
Average Annual Return, Percent			8.73%	4.04%		4.78%
MassMutual Global Credit Income Opportunities Fund - Class A
Prospectus [Line Items]
Average Annual Return, Percent			4.14%	2.94%		4.12%
MassMutual Global Credit Income Opportunities Fund - Class C
Prospectus [Line Items]
Average Annual Return, Percent			6.64%	3.00%		3.74%
MassMutual Emerging Markets Debt Blended Total Return Fund - Class I
Prospectus [Line Items]
Average Annual Return, Percent			2.86%	0.57%	3.58%
Performance Inception Date		Oct. 21, 2015
MassMutual Emerging Markets Debt Blended Total Return Fund - Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			0.22%	(1.67%)	1.09%
MassMutual Emerging Markets Debt Blended Total Return Fund - Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			1.67%	(0.45%)	1.70%
MassMutual Emerging Markets Debt Blended Total Return Fund - Class Y
Prospectus [Line Items]
Average Annual Return, Percent			2.95%	0.53%	3.56%
Performance Inception Date		Oct. 21, 2015
MassMutual Emerging Markets Debt Blended Total Return Fund - Class A
Prospectus [Line Items]
Average Annual Return, Percent			(1.27%)	(0.50%)	2.86%
Performance Inception Date		Oct. 21, 2015
MassMutual Emerging Markets Debt Blended Total Return Fund - Class C
Prospectus [Line Items]
Average Annual Return, Percent			0.98%	(0.46%)	2.54%
Performance Inception Date		Oct. 21, 2015
Bloomberg Global Aggregate Index (reflects no deduction for fees, expenses, or taxes)(1)
Prospectus [Line Items]
Average Annual Return, Percent	[1]		(1.69%)	(1.96%)		0.15%
S&P UBS Leveraged Loan Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			9.05%	5.73%		5.13%
Bloomberg Global Aggregate Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]		(1.69%)	(1.96%)		0.15%
FTSE 3 Month US T Bill Index +500 bps (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			10.73%	7.67%		6.88%
Bloomberg Multiverse Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			(1.34%)	(1.77%)		0.35%
Bloomberg Emerging Markets Hard Currency (USD) Aggregate Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			5.80%	0.19%	2.78%

[1]
Effective July 24, 2024, the Bloomberg Global Aggregate Index replaced the S&P UBS Leveraged Loan Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P UBS Leveraged Loan Index as a supplemental benchmark that MML Advisers believes more closely reflects the market segments in which the Fund invests.

[2]
Effective July 24, 2024, the Bloomberg Global Aggregate Index replaced the Bloomberg Multiverse Index as a broad measure of market performance in accordance with new regulatory disclosure requirements.